Summary of Significant Accounting Policies - Revenue Recognition and Concentrations of Credit Risk - Additional Information (Detail) $ in Thousands	12 Months Ended
	Sep. 30, 2021 USD ($) Customer	Sep. 30, 2020 USD ($) Customer
Concentration Risk [Line Items]
Number of customers with an account receivable balance of more than 10% of total accounts receivable | Customer	2	1
Allowance for doubtful accounts | $	$ 20,065	$ 23,419
Accounts Receivable [Member] | Customer [Member]
Concentration Risk [Line Items]
Aggregate account receivable of more than 10% of total accounts receivable	40.00%	22.00%